Significant Accounting Policies - Property and Equipment (including Concession Assets) (Details) (Depreciation Rates [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Depreciation Rates [Member]
Change in Accounting Estimate [Line Items]
Income statement impact due to a change in accounting estimate	$ (13.0)	$ (13.0)